EME-SUM SUP-1 062912
Summary Prospectus Supplement dated June 29, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Emerging Markets Equity Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ingrid Baker	Portfolio Manager	2011
Jason Kindland	Portfolio Manager	2011
Michelle Middleton	Portfolio Manager	2011
Anuja Singha	Portfolio Manager	2011”
EME-SUM SUP-1 062912

EME SUM SUP-2 062912
Summary Prospectus Supplement dated June 29, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Emerging Markets Equity Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ingrid Baker	Portfolio Manager	2011
Jason Kindland	Portfolio Manager	2011
Michelle Middleton	Portfolio Manager	2011
Anuja Singha	Portfolio Manager	2011”
EME SUM SUP-2 062912